Short-Term Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of borrowings [text block]
Note 17.	Short-Term Borrowings

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Unsecured borrowings	$-	-	20,000
Secured borrowings	$138,000	147,000	164,000
Unused credit lines	$285,511	238,695	247,295
Interest rate	0.32%~0.55%	0.35%~0.58%	0.35%~2.96%

As of January 1, 2017, December 31, 2017 and 2018, cash and time deposits totaling $138,000 thousand, $147,000 thousand and $164,000 thousand are pledged as collateral, respectively.

As of December 31, 2018, unused credit lines will expire between January 2019 and November 2019. Among the unused credit lines, $30,163 thousand will expire before the end of March 2019, and $136,000 thousand belonging to the parent company needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of liabilities to cash flows arising from financing activities was as follows:

	January 1, 2017	Cash flows	December 31, 2017	Cash flows	December 31, 2018
	(in thousands)
Short-term borrowings	$138,000	9,000	147,000	37,000	184,000